Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 1, 2012
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000879947
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 1, 2012
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBEAX
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBESX
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBEYX
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHAX
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHYX
Managers AMG GW&K Fixed Income Fund (Prospectus Summary) | Managers AMG GW&K Fixed Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFDCX
Managers AMG GW&K Fixed Income Fund (Prospectus Summary) | Managers AMG GW&K Fixed Income Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFDAX
Managers AMG GW&K Fixed Income Fund (Prospectus Summary) | Managers AMG GW&K Fixed Income Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFDSX
Managers AMG GW&K Fixed Income Fund (Prospectus Summary) | Managers AMG GW&K Fixed Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFDYX

Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund
Managers AMG Chicago Equity Partners Balanced Fund
INVESTMENT OBJECTIVE
The Managers AMG Chicago Equity Partners Balanced Fund's (the "Fund" or "CEP
Balanced Fund") investment objective is to achieve a high total investment return, consistent with the preservation of capital and prudent economic risk.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers AMG Chicago Equity Partners Balanced Fund		Investor Class	Service Class		Institutional Class
Management Fee		0.70%	0.70%		0.70%
Distribution and Service (12b-1) Fees		0.25%	none		none
Other Expenses		0.75%	0.85%	[1]	0.75%
Acquired Fund Fees and Expenses		0.01%	0.01%	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	1.71%	1.56%		1.46%
Fee Waiver and Expense Reimbursements	[3]	(0.61%)	(0.61%)		(0.61%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[2]	1.10%	0.95%		0.85%
[1]	Because Service Class shares will have commenced operations on or following the date of this Prospectus, these amounts are based on estimates for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[3]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.84% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.09%, 0.94%, and 0.84%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutualagreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through May 1, 2014.
Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers AMG Chicago Equity Partners Balanced Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	112	453	846	1,946
Service Class	97	407	767	1,782
Institutional Class	87	375	714	1,671

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 94%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will ordinarily invest 50-65% of its total assets in equity securities and invests the remainder in bonds and other fixed income securities, as well as cash or cash equivalents.

The Fund will invest at least 25% of its total assets in equity securities. The equity portion of the Fund is invested primarily in a diversified portfolio of
U.S. common stocks, as well as other U.S. and foreign securities, including convertible securities and warrants. Normally, the equity portion of the Fund will focus on large- (generally determined by reference to the capitalization of companies in the Russell 1000® Index) and medium-sized (generally determined by reference to the capitalization of companies in the Russell Midcap® Index)
companies which will generally be listed on the New York or American Stock
Exchanges or on NASDAQ and widely held among a large number of investors. As of May 31, 2012, the date of the latest reconstitution of the Indices, the range of market capitalizations for the Russell 1000® Index and Russell Midcap® Index
was $1.35 billion to $ 540.21 billion and $1.35 billion to $17.39 billion, respectively. For equity investments, Chicago Equity Partners, LLC ("CEP")
typically utilizes a proprietary, multi-factor ranking system encompassing momentum, value, and quality factors to identify attractive stocks.

The Fund will invest at least 25% of its total assets in fixed income securities. The fixed income portion of the Fund will invest in a wide range of domestic and foreign fixed income securities, such as bonds, including securities not based on the U.S. dollar. The majority of the Fund's foreign investments may be in "Yankee bonds" (bonds payable in U.S. dollars that are issued in the United States by foreign banks and corporations). The Fund may also invest up to 25% of its total assets in below-investment grade securities
(those rated Ba1/ BB+ or lower by Moody's Investors Service, Inc. ("Moody's") or
Standard & Poor's Corporation ("S&P"), respectively, that the Fund's Subadvisor,
CEP, believes do not involve undue risk to income or principal. The lowest credit-rating categories in which the Fund invests are Caa/CCC (as rated by
Moody's/S&P). Incorporating fundamental, "bottom-up" credit and market analysis,
CEP invests the Fund's assets primarily in bonds with 7- to 30- year maturities.
For the fixed income portion of the Fund, CEP typically:

•    Determines sector weightings based on the relative attractiveness of corporates, mortgages, agencies, and Treasuries using fundamental and quantitative analysis.

•    Selects securities by analyzing bonds within their peer group and choosing the most favorable issuers from a risk/return standpoint based on proprietary research.

•    Maintains durations within a range of plus or minus 10% of the Fund's fixed income benchmark.

The Fund may invest more than 65% of its total assets in stocks if CEP considers conditions in the stock market to be more favorable than those in the bond market, and the Fund may invest more than 25% of its total assets in fixed income securities if CEP considers conditions in the bond market to be more favorable than those in the stock market.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Credit Risk-the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds or other debt securities come due.

Currency Risk-fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Foreign Securities Risk-securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

High Yield Risk-below-investmentgrade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, and liquidity risk.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Large-Capitalization Stock Risk-the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk-the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Political Risk-changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

U.S. Government Securities Risk-obligationsissued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as
Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as
Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage
Corporation ("FHLMC"), and Federal Home Loan Banks ("FHLBs") are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S.
Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.

Value Stock Risk-value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of two broad based securities market indices and to a composite index, which more accurately reflects the composition of the Fund's portfolio. The performance information for the Fund's Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares as of the date of this Prospectus) for periods prior to December 1, 2012 does not reflect the impact of any previously imposed front end or deferred sales charges (loads) that were in effect until
December 1, 2012. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www. managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/11 (Investor Class)

Best Quarter: 12.03% (2nd Quarter 2009) Worst Quarter: -9.69% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns Managers AMG Chicago Equity Partners Balanced Fund	Label	1 Year	5 Years	10 Years
Investor Class	Investor Class Return Before Taxes	6.45%	3.86%	5.45%
Investor Class After Taxes on Distributions	Investor Class Return After Taxes on Distributions	5.52%	3.28%	4.81%
Investor Class After Taxes on Distributions and Sales	Investor Class Return After Taxes on Distributions and Sale of Fund Shares	4.98%	3.09%	4.48%
Institutional Class	Institutional Class Return Before Taxes	6.78%	4.13%	5.81%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Russell 1000�� Index	Russell 1000�� Index (reflects no deduction for fees, expenses, or taxes)	1.50%	(0.02%)	3.34%
Composite Index (composed of 60% Russell 1000 Index & 40% Barclays U.S. Aggregate Bond Index)	Composite Index (composed of 60% Russell 1000 Index & 40% Barclays U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses, or taxes)	4.84%	3.55%	5.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor
Class shares only, and after-tax returns for other share classes will vary.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 1, 2012
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managers AMG Chicago Equity Partners Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managers AMG Chicago Equity Partners Balanced Fund's (the "Fund" or "CEP
Balanced Fund") investment objective is to achieve a high total investment
		return, consistent with the preservation of capital and prudent economic risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 94%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because Service Class shares will have commenced operations on or following the date of this Prospectus, these amounts are based on estimates for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the
		impact of the Fund's contractual expense limitation through May 1, 2014.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will ordinarily invest 50-65% of its total assets in equity securities and invests the remainder in bonds and other fixed income securities, as well as cash or cash equivalents.

The Fund will invest at least 25% of its total assets in equity securities. The equity portion of the Fund is invested primarily in a diversified portfolio of
U.S. common stocks, as well as other U.S. and foreign securities, including convertible securities and warrants. Normally, the equity portion of the Fund will focus on large- (generally determined by reference to the capitalization of companies in the Russell 1000® Index) and medium-sized (generally determined by reference to the capitalization of companies in the Russell Midcap® Index)
companies which will generally be listed on the New York or American Stock
Exchanges or on NASDAQ and widely held among a large number of investors. As of May 31, 2012, the date of the latest reconstitution of the Indices, the range of market capitalizations for the Russell 1000® Index and Russell Midcap® Index
was $1.35 billion to $ 540.21 billion and $1.35 billion to $17.39 billion, respectively. For equity investments, Chicago Equity Partners, LLC ("CEP")
typically utilizes a proprietary, multi-factor ranking system encompassing momentum, value, and quality factors to identify attractive stocks.

The Fund will invest at least 25% of its total assets in fixed income securities. The fixed income portion of the Fund will invest in a wide range of domestic and foreign fixed income securities, such as bonds, including securities not based on the U.S. dollar. The majority of the Fund's foreign investments may be in "Yankee bonds" (bonds payable in U.S. dollars that are issued in the United States by foreign banks and corporations). The Fund may also invest up to 25% of its total assets in below-investment grade securities
(those rated Ba1/ BB+ or lower by Moody's Investors Service, Inc. ("Moody's") or
Standard & Poor's Corporation ("S&P"), respectively, that the Fund's Subadvisor,
CEP, believes do not involve undue risk to income or principal. The lowest credit-rating categories in which the Fund invests are Caa/CCC (as rated by
Moody's/S&P). Incorporating fundamental, "bottom-up" credit and market analysis,
CEP invests the Fund's assets primarily in bonds with 7- to 30- year maturities.
For the fixed income portion of the Fund, CEP typically:

•    Determines sector weightings based on the relative attractiveness of corporates, mortgages, agencies, and Treasuries using fundamental and quantitative analysis.

•    Selects securities by analyzing bonds within their peer group and choosing the most favorable issuers from a risk/return standpoint based on proprietary research.

•    Maintains durations within a range of plus or minus 10% of the Fund's fixed income benchmark.

The Fund may invest more than 65% of its total assets in stocks if CEP considers conditions in the stock market to be more favorable than those in the bond market, and the Fund may invest more than 25% of its total assets in fixed income securities if CEP considers conditions in the bond market to be more
		favorable than those in the stock market.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Credit Risk-the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds or other debt securities come due.

Currency Risk-fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Foreign Securities Risk-securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

High Yield Risk-below-investmentgrade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, and liquidity risk.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Large-Capitalization Stock Risk-the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk-the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Political Risk-changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

U.S. Government Securities Risk-obligationsissued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as
Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as
Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage
Corporation ("FHLMC"), and Federal Home Loan Banks ("FHLBs") are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S.
Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.

Value Stock Risk-value stocks may perform differently from the market as a whole
		and may be undervalued by the market for a long period of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of two broad based securities market indices and to a composite index, which more accurately reflects the composition of the Fund's portfolio. The performance information for the Fund's Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares as of the date of this Prospectus) for periods prior to December 1, 2012 does not reflect the impact of any previously imposed front end or deferred sales charges (loads) that were in effect until
December 1, 2012. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www. managersinvest.com or
		call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of two broad based securities market indices and to a composite index, which more accurately reflects the composition of the Fund's portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www. managersinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/11 (Investor Class)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information for the Fund's Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares as of the date of this Prospectus) for periods prior to December 1, 2012 does not reflect the impact of any previously imposed front end or deferred sales charges (loads) that were in effect until December 1, 2012.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 12.03% (2nd Quarter 2009) Worst Quarter: -9.69% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only, and after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor
		Class shares only, and after-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Russell 1000�� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000�� Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Composite Index (composed of 60% Russell 1000 Index & 40% Barclays U.S. Aggregate Bond Index)
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Composite Index (composed of 60% Russell 1000 Index & 40% Barclays U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.84%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	5.01%
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	846
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,946
Annual Return 2002	rr_AnnualReturn2002	(12.47%)
Annual Return 2003	rr_AnnualReturn2003	23.85%
Annual Return 2004	rr_AnnualReturn2004	9.45%
Annual Return 2005	rr_AnnualReturn2005	4.24%
Annual Return 2006	rr_AnnualReturn2006	13.73%
Annual Return 2007	rr_AnnualReturn2007	4.63%
Annual Return 2008	rr_AnnualReturn2008	(18.68%)
Annual Return 2009	rr_AnnualReturn2009	20.06%
Annual Return 2010	rr_AnnualReturn2010	11.14%
Annual Return 2011	rr_AnnualReturn2011	6.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.69%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.45%
5 Years	rr_AverageAnnualReturnYear05	3.86%
10 Years	rr_AverageAnnualReturnYear10	5.45%
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.52%
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	4.81%
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.98%
5 Years	rr_AverageAnnualReturnYear05	3.09%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	407
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	767
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,782
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	714
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,671
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	5.81%

[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.84% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.09%, 0.94%, and 0.84%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutualagreement between the Investment Manager and the Fund's Board of Trustees.
[3]	Because Service Class shares will have commenced operations on or following the date of this Prospectus, these amounts are based on estimates for the current fiscal year.

Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund
Managers High Yield Fund
INVESTMENT OBJECTIVE
The Managers High Yield Fund's (the "Fund" or "High Yield Fund") investment objective is to achieve a high level of current income, with a secondary objective of capital appreciation.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Managers High Yield Fund	Investor Class	Institutional Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers High Yield Fund		Investor Class	Institutional Class
Management Fee		0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.74%	0.74%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.70%	1.45%
Fee Waiver and Expense Reimbursements	[2]	(0.54%)	(0.54%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.16%	0.91%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.90% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through May 1, 2014.
Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers High Yield Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	118	483	872	1,964
Institutional Class	93	406	741	1,689

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 48%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective of a high level of current income, with a secondary objective of capital appreciation, by investing in a portfolio of below investment grade bonds (those rated Ba1/BB+ or lower by
Moody's Investors Service, Inc. ("Moody's")/Standard & Poor's Corporation
("S&P")). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in below-investment-grade bonds.

The Fund may also invest in any of the following: corporate debt securities and preferred stock; zero-coupon bonds and other deferred interest securities that do not pay periodic interest; convertible securities; restricted securities;
cash or cash equivalents, such as certificates of deposit or money market funds;
money market instruments, such as bankers' acceptances, commercial paper and repurchase agreements; securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, such as the Federal Home Loan Bank and the
Student Loan Marketing Association; common stocks; and stocks and bonds of foreign issuers, including issuers in emerging markets. The Fund may invest up to 15% of its total assets in derivatives such as options, futures contracts, or swap agreements, including, but not limited to, credit default swaps.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risk-asset-backed and mortgage-backed securities investments involve risk of loss due to prepayments that occur earlier or later than expected or due to default.

Credit and Counterparty Risk-the issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.

Currency Risk-fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Derivatives Risk-the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Foreign Securities Risk-securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

High Yield Risk-below-investment grade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, and liquidity risk.

Inflation Risk-the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Political Risk-changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Restricted Securities Risk-it may be difficult to find a buyer for restricted securities and the selling price may be less than originally anticipated.

U.S. Government Securities Risk-obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as
Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as
Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage
Corporation ("FHLMC"), and Federal Home Loan Banks ("FHLBs") are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S.
Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.
PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index. The performance information for the Fund's Investor Class shares
(formerly Class A shares of the Fund, which were renamed Investor Class shares as of the date of this Prospectus) for periods prior to November 30, 2012 does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until November 30, 2012. As always, past performance of the Fund
(before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.
managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/11 (Investor Class)

Best Quarter: 24.77% (2nd Quarter 2009) Worst Quarter: -21.62% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns Managers High Yield Fund	Label	1 Year	5 Years	10 Years
Investor Class	Investor Class Return Before Taxes	4.54%	5.63%	8.13%
Investor Class After Taxes on Distributions	Investor Class Return After Taxes on Distributions	1.86%	2.63%	5.06%
Investor Class After Taxes on Distributions and Sales	Investor Class Return After Taxes on Distributions and Sale of Fund Shares	2.93%	2.96%	5.10%
Institutional Class	Institutional Class Return Before Taxes	4.83%	5.95%	8.54%
Barclays U.S. Corporate High Yield Index	Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)	4.98%	7.54%	8.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor
Class shares only, and after-tax returns for Institutional Class shares will vary.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 1, 2012
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managers High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managers High Yield Fund's (the "Fund" or "High Yield Fund") investment objective is to achieve a high level of current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 48%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the
		impact of the Fund's contractual expense limitation through May 1, 2014.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective of a high level of current income, with a secondary objective of capital appreciation, by investing in a portfolio of below investment grade bonds (those rated Ba1/BB+ or lower by
Moody's Investors Service, Inc. ("Moody's")/Standard & Poor's Corporation
("S&P")). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in below-investment-grade bonds.

The Fund may also invest in any of the following: corporate debt securities and preferred stock; zero-coupon bonds and other deferred interest securities that do not pay periodic interest; convertible securities; restricted securities;
cash or cash equivalents, such as certificates of deposit or money market funds;
money market instruments, such as bankers' acceptances, commercial paper and repurchase agreements; securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, such as the Federal Home Loan Bank and the
Student Loan Marketing Association; common stocks; and stocks and bonds of foreign issuers, including issuers in emerging markets. The Fund may invest up to 15% of its total assets in derivatives such as options, futures contracts, or
		swap agreements, including, but not limited to, credit default swaps.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risk-asset-backed and mortgage-backed securities investments involve risk of loss due to prepayments that occur earlier or later than expected or due to default.

Credit and Counterparty Risk-the issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.

Currency Risk-fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Derivatives Risk-the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Foreign Securities Risk-securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

High Yield Risk-below-investment grade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, and liquidity risk.

Inflation Risk-the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Political Risk-changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Restricted Securities Risk-it may be difficult to find a buyer for restricted securities and the selling price may be less than originally anticipated.

U.S. Government Securities Risk-obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as
Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as
Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage
Corporation ("FHLMC"), and Federal Home Loan Banks ("FHLBs") are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S.
Treasury. If one of these agencies defaulted on a loan, there is no guarantee
		that the U.S. Government will provide financial support.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index. The performance information for the Fund's Investor Class shares
(formerly Class A shares of the Fund, which were renamed Investor Class shares as of the date of this Prospectus) for periods prior to November 30, 2012 does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until November 30, 2012. As always, past performance of the Fund
(before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.
		managersinvest.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www. managersinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/11 (Investor Class)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information for the Fund's Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares as of the date of this Prospectus) for periods prior to November 30, 2012 does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until November 30, 2012.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 24.77% (2nd Quarter 2009) Worst Quarter: -21.62% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor
Class shares only, and after-tax returns for Institutional Class shares will
		vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Barclays U.S. Corporate High Yield Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.98%
5 Years	rr_AverageAnnualReturnYear05	7.54%
10 Years	rr_AverageAnnualReturnYear10	8.85%
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.16%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	872
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,964
Annual Return 2002	rr_AnnualReturn2002	1.85%
Annual Return 2003	rr_AnnualReturn2003	29.73%
Annual Return 2004	rr_AnnualReturn2004	10.63%
Annual Return 2005	rr_AnnualReturn2005	2.37%
Annual Return 2006	rr_AnnualReturn2006	11.07%
Annual Return 2007	rr_AnnualReturn2007	2.25%
Annual Return 2008	rr_AnnualReturn2008	(29.76%)
Annual Return 2009	rr_AnnualReturn2009	53.38%
Annual Return 2010	rr_AnnualReturn2010	14.20%
Annual Return 2011	rr_AnnualReturn2011	4.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.62%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.54%
5 Years	rr_AverageAnnualReturnYear05	5.63%
10 Years	rr_AverageAnnualReturnYear10	8.13%
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.86%
5 Years	rr_AverageAnnualReturnYear05	2.63%
10 Years	rr_AverageAnnualReturnYear10	5.06%
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.93%
5 Years	rr_AverageAnnualReturnYear05	2.96%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	741
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,689
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.83%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	8.54%

[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.90% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

Managers AMG GW&K Fixed Income Fund (Prospectus Summary) | Managers AMG GW&K Fixed Income Fund
Managers AMG GW&K Fixed Income Fund (formerly Managers Fixed Income Fund)
INVESTMENT OBJECTIVE
The Managers AMG GW&K Fixed Income Fund's (the "Fund" or "Fixed Income Fund") investment objective is to achieve the highest level of income as is consistent with the preservation of capital.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Managers AMG GW&K Fixed Income Fund Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers AMG GW&K Fixed Income Fund		Investor Class	Service Class		Class C	Institutional Class
Management Fee		0.45%	0.45%		0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	none		1.00%	none
Other Expenses		0.35%	0.45%	[1]	0.35%	0.35%
Acquired Fund Fees and Expenses		0.01%	0.01%		0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.06%	0.91%		1.81%	0.81%
Fee Waiver and Expense Reimbursements		(0.21%)	(0.21%)		(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[2]	0.85%	0.70%		1.60%	0.60%
[1]	Because Service Class shares will have commenced operations on or following the date of this Prospectus, these amounts are based on estimates for the current fiscal year.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, shareholder servicing fees, interest (including interest incurred in connection with bank and custody overdrafts), distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.59% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, Class C, and Institutional Class would be 0.84%, 0.69%, 1.59%, and 0.59%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through May 1, 2014.
Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers AMG GW&K Fixed Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	87	307	555	1,267
Service Class	72	260	474	1,092
Class C	163	540	952	2,102
Institutional Class	61	228	420	974

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 28%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing in a diversified portfolio of fixed income securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities of
U.S. and foreign issuers.

The Fund may invest in debt securities issued by any of the following: public and private U.S. companies; foreign companies; the U.S. government and its agencies, such as the Federal Home Loan Bank; state and local governments issuing taxable municipal securities; and foreign governments, their agencies and instrumentalities, including issuers in emerging markets. The Fund may also invest in asset-backed debt securities. With respect to the portion of the Fund invested in debt securities, up to 20% of the Fund's assets may be invested in below-investment-grade securities (those rated Ba1/BB+ or lower by Moody's
Investors Service, Inc. ("Moody's")/Standard & Poor's Corporation ("S&P")).

While the Fund may purchase debt securities of any duration, the Fund will primarily invest in debt securities so that the overall duration of the Fund's portfolio will remain +/- 20% of the duration of its benchmark, the Barclays
U.S. Aggregate Bond Index. As of October 31, 2012, the duration of the benchmark was 5.02 years. The average duration of debt securities in the Fund's portfolio may, however, be shorter or longer depending on market conditions.

The Fund may invest up to 20% of its net assets in equity securities of any capitalization range, including foreign and domestic common and preferred stocks, as well as warrants and other equity instruments.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risk-asset-backed and mortgage-backed securities investments involve risk of loss due to prepayments that occur earlier or later than expected or due to default.

Credit and Counterparty Risk-the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds become due.

Currency Risk-fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Emerging Markets Risk-investments in emerging markets securities can be subject to the general risks of foreign securities, as well as additional risks which can result in greater price volatility.

Foreign Securities Risk-securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

High Yield Risk-below-investment grade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, and liquidity risk.

Inflation Risk-the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater price volatility than fixed income investments.

Municipal Market Risk-factors unique to the municipal bond market may negatively affect the value of municipal bonds.

Political Risk-changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.
PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index. Current maximum sales charges (loads) are reflected in the annual returns table. The performance information for the Fund's Investor Class shares
(formerly Class A shares of the Fund, which were renamed Investor Class shares as of the date of this Prospectus) for periods prior to November 30, 2012 does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until November 30, 2012. The performance information in the table for the Fund's Class C shares for periods prior to May 1, 2005 does not reflect the 1% sales load that was in effect until May 1, 2005. As always, past performance of the Fund (before and after taxes) is not an indication of how the
Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/11 (Investor Class)

Best Quarter: 11.11% (2nd Quarter 2009) Worst Quarter: -8.58% (3rd Quarter 2008) Year-to-Date (as of 9/30/12): 9.19%
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns Managers AMG GW&K Fixed Income Fund	Label	1 Year	5 Years	10 Years
Investor Class	Investor Class Return Before Taxes	4.53%	6.00%	6.08%
Investor Class After Taxes on Distributions	Investor Class Return After Taxes on Distributions	2.72%	4.13%	4.17%
Investor Class After Taxes on Distributions and Sales	Investor Class Return After Taxes on Distributions and Sale of Fund Shares	3.34%	4.04%	4.08%
Class C	Class C Return Before Taxes	2.75%	5.20%	5.37%
Institutional Class	Institutional Class Return Before Taxes	4.79%	6.26%	6.43%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor
Class shares only, and after-tax returns for other share classes will vary.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 1, 2012
Managers AMG GW&K Fixed Income Fund (Prospectus Summary) | Managers AMG GW&K Fixed Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managers AMG GW&K Fixed Income Fund (formerly Managers Fixed Income Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managers AMG GW&K Fixed Income Fund's (the "Fund" or "Fixed Income Fund") investment objective is to achieve the highest level of income as is consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 28%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the
		impact of the Fund's contractual expense limitation through May 1, 2014.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing in a diversified portfolio of fixed income securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities of
U.S. and foreign issuers.

The Fund may invest in debt securities issued by any of the following: public and private U.S. companies; foreign companies; the U.S. government and its agencies, such as the Federal Home Loan Bank; state and local governments issuing taxable municipal securities; and foreign governments, their agencies and instrumentalities, including issuers in emerging markets. The Fund may also invest in asset-backed debt securities. With respect to the portion of the Fund invested in debt securities, up to 20% of the Fund's assets may be invested in below-investment-grade securities (those rated Ba1/BB+ or lower by Moody's
Investors Service, Inc. ("Moody's")/Standard & Poor's Corporation ("S&P")).

While the Fund may purchase debt securities of any duration, the Fund will primarily invest in debt securities so that the overall duration of the Fund's portfolio will remain +/- 20% of the duration of its benchmark, the Barclays
U.S. Aggregate Bond Index. As of October 31, 2012, the duration of the benchmark was 5.02 years. The average duration of debt securities in the Fund's portfolio may, however, be shorter or longer depending on market conditions.

The Fund may invest up to 20% of its net assets in equity securities of any capitalization range, including foreign and domestic common and preferred
		stocks, as well as warrants and other equity instruments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risk-asset-backed and mortgage-backed securities investments involve risk of loss due to prepayments that occur earlier or later than expected or due to default.

Credit and Counterparty Risk-the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds become due.

Currency Risk-fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Emerging Markets Risk-investments in emerging markets securities can be subject to the general risks of foreign securities, as well as additional risks which can result in greater price volatility.

Foreign Securities Risk-securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

High Yield Risk-below-investment grade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, and liquidity risk.

Inflation Risk-the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater price volatility than fixed income investments.

Municipal Market Risk-factors unique to the municipal bond market may negatively affect the value of municipal bonds.

Political Risk-changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from
		debtors and may receive lower rates than from their original investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index. Current maximum sales charges (loads) are reflected in the annual returns table. The performance information for the Fund's Investor Class shares
(formerly Class A shares of the Fund, which were renamed Investor Class shares as of the date of this Prospectus) for periods prior to November 30, 2012 does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until November 30, 2012. The performance information in the table for the Fund's Class C shares for periods prior to May 1, 2005 does not reflect the 1% sales load that was in effect until May 1, 2005. As always, past performance of the Fund (before and after taxes) is not an indication of how the
Fund will perform in the future. To obtain updated performance information
		please visit www.managersinvest.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/11 (Investor Class)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information for the Fund's Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares as of the date of this Prospectus) for periods prior to November 30, 2012 does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until November 30, 2012.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 11.11% (2nd Quarter 2009) Worst Quarter: -8.58% (3rd Quarter 2008) Year-to-Date (as of 9/30/12): 9.19%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only, and after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor
		Class shares only, and after-tax returns for other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11
Managers AMG GW&K Fixed Income Fund (Prospectus Summary) | Managers AMG GW&K Fixed Income Fund | Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Managers AMG GW&K Fixed Income Fund (Prospectus Summary) | Managers AMG GW&K Fixed Income Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	307
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	555
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,267
Annual Return 2002	rr_AnnualReturn2002	5.11%
Annual Return 2003	rr_AnnualReturn2003	10.67%
Annual Return 2004	rr_AnnualReturn2004	5.44%
Annual Return 2005	rr_AnnualReturn2005	2.68%
Annual Return 2006	rr_AnnualReturn2006	7.10%
Annual Return 2007	rr_AnnualReturn2007	5.53%
Annual Return 2008	rr_AnnualReturn2008	(10.45%)
Annual Return 2009	rr_AnnualReturn2009	23.14%
Annual Return 2010	rr_AnnualReturn2010	10.04%
Annual Return 2011	rr_AnnualReturn2011	4.53%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date (as of 9/30/12):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.58%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.53%
5 Years	rr_AverageAnnualReturnYear05	6.00%
10 Years	rr_AverageAnnualReturnYear10	6.08%
Managers AMG GW&K Fixed Income Fund (Prospectus Summary) | Managers AMG GW&K Fixed Income Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.72%
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	4.17%
Managers AMG GW&K Fixed Income Fund (Prospectus Summary) | Managers AMG GW&K Fixed Income Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.34%
5 Years	rr_AverageAnnualReturnYear05	4.04%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Managers AMG GW&K Fixed Income Fund (Prospectus Summary) | Managers AMG GW&K Fixed Income Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.70%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	474
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,092
Managers AMG GW&K Fixed Income Fund (Prospectus Summary) | Managers AMG GW&K Fixed Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.60%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	540
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	952
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,102
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.75%
5 Years	rr_AverageAnnualReturnYear05	5.20%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Managers AMG GW&K Fixed Income Fund (Prospectus Summary) | Managers AMG GW&K Fixed Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.60%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	974
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.79%
5 Years	rr_AverageAnnualReturnYear05	6.26%
10 Years	rr_AverageAnnualReturnYear10	6.43%

[1]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, shareholder servicing fees, interest (including interest incurred in connection with bank and custody overdrafts), distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.59% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, Class C, and Institutional Class would be 0.84%, 0.69%, 1.59%, and 0.59%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.
[2]	Because Service Class shares will have commenced operations on or following the date of this Prospectus, these amounts are based on estimates for the current fiscal year.